Quantitative Information about Level 3 Fair Value Measurements (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012
Auction Rate Securities
Fair Value Measurements [Line Items]
Level 3 Financial Instruments, asset	$ 116
Valuation Technique	Discounted Cash Flows
Unobservable Input	Credit risk premium Illiquidity premium Expected repayments	[1],[2],[3]
Level 3 fair value measurements, expected repayments, period	Assumed repayment in years 2013 through 2036
Auction Rate Securities | Credit Risk Premium
Fair Value Measurements [Line Items]
Level 3 fair value measurements, percentage	1.00%
Auction Rate Securities | Illiquidity Premium
Fair Value Measurements [Line Items]
Level 3 fair value measurements, percentage	5.00%
EETC
Fair Value Measurements [Line Items]
Level 3 Financial Instruments, asset	63
Valuation Technique	Discounted Cash Flows
Unobservable Input	Structure credit risk	[4]
EETC | Structure Credit Risk
Fair Value Measurements [Line Items]
Level 3 fair value measurements, weighted average percentage	6.00%
Convertible Debt Derivative Asset
Fair Value Measurements [Line Items]
Level 3 Financial Instruments, asset	268
Valuation Technique	Binomial Lattice Model
Unobservable Input	Expected volatility Own credit risk	[5],[6]
Convertible Debt Derivative Asset | Expected Volatility
Fair Value Measurements [Line Items]
Level 3 fair value measurements, weighted average percentage	48.00%
Convertible Debt Derivative Asset | Own Credit Risk
Fair Value Measurements [Line Items]
Level 3 fair value measurements, weighted average percentage	8.00%
Convertible Debt Option Liability
Fair Value Measurements [Line Items]
Level 3 Financial Instruments, liability	$ (128)
Valuation Technique	Binomial Lattice Model
Unobservable Input	Expected volatility Own credit risk	[5],[6]
Convertible Debt Option Liability | Expected Volatility
Fair Value Measurements [Line Items]
Level 3 fair value measurements, weighted average percentage	49.00%
Convertible Debt Option Liability | Own Credit Risk
Fair Value Measurements [Line Items]
Level 3 fair value measurements, weighted average percentage	8.00%
Minimum | Auction Rate Securities
Fair Value Measurements [Line Items]
Assumed repayment in years	2013
Minimum | EETC | Structure Credit Risk
Fair Value Measurements [Line Items]
Level 3 fair value measurements, percentage	6.00%
Minimum | Convertible Debt Derivative Asset | Expected Volatility
Fair Value Measurements [Line Items]
Level 3 fair value measurements, percentage	45.00%
Minimum | Convertible Debt Derivative Asset | Own Credit Risk
Fair Value Measurements [Line Items]
Level 3 fair value measurements, percentage	7.00%
Minimum | Convertible Debt Option Liability | Expected Volatility
Fair Value Measurements [Line Items]
Level 3 fair value measurements, percentage	45.00%
Minimum | Convertible Debt Option Liability | Own Credit Risk
Fair Value Measurements [Line Items]
Level 3 fair value measurements, percentage	7.00%
Maximum | Auction Rate Securities
Fair Value Measurements [Line Items]
Assumed repayment in years	2036
Maximum | EETC | Structure Credit Risk
Fair Value Measurements [Line Items]
Level 3 fair value measurements, percentage	7.00%
Maximum | Convertible Debt Derivative Asset | Expected Volatility
Fair Value Measurements [Line Items]
Level 3 fair value measurements, percentage	60.00%
Maximum | Convertible Debt Derivative Asset | Own Credit Risk
Fair Value Measurements [Line Items]
Level 3 fair value measurements, percentage	9.00%
Maximum | Convertible Debt Option Liability | Expected Volatility
Fair Value Measurements [Line Items]
Level 3 fair value measurements, percentage	60.00%
Maximum | Convertible Debt Option Liability | Own Credit Risk
Fair Value Measurements [Line Items]
Level 3 fair value measurements, percentage	9.00%

[1]	Represents the credit risk premium component of the discount rate that the Company has determined market participants would use in pricing the investments.
[2]	Represents the illiquidity premium component of the discount rate that the Company has determined market participants would use in pricing the investments.
[3]	Represents the estimated timing of principal repayments used in the discounted cash flow model.
[4]	Represents the credit risk premium of the EETC structure above the risk-free rate that the Company has determined market participants would use in pricing the instruments.
[5]	Represents the range in volatility estimates that the Company has determined market participants would use when pricing the instruments.
[6]	Represents the range of Company-specific risk adjustments that the Company has determined market participants would use as a model input.